JUDICIAL DEPOSITS AND GARNISHMENTS	12 Months Ended
Dec. 31, 2017
JUDICIAL DEPOSITS AND GARNISHMENTS
JUDICIAL DEPOSITS AND GARNISHMENTS

8)  JUDICIAL DEPOSITS AND GARNISHMENTS

In some situations, in connection with a legal requirement or to suspension of tax liability, judicial deposits are made to secure the continuance of the claims under discussion. These judicial deposits may be required for claims where the likelihood of loss was analyzed by the Company, grounded on the opinion of its legal advisors as a probable, possible or remote loss.

	12/31/17	12/31/16
Judicial deposits
Tax	4,230,917	3,758,787
Labor	885,338	1,051,430
Civil	1,205,807	1,109,001
Regulatory	200,627	276,604
Total	6,522,689	6,195,822
Garnishments	141,116	155,744
Total	6,663,805	6,351,566

Current	324,638	302,424
Noncurrent	6,339,167	6,049,142

On December 31, 2017, the Company had a number of tax-related judicial deposits in the consolidated amount of R$4,230,917  (R$3,758,787 at December 31, 2016). In Note 18, we provide further details on issues arising from the most significant judicial deposits.

The table below presents the composition of the balances as of December 31, 2107 and 2016 of the tax judicial deposits (segregated and summarized by tribute).

	12/31/2017	12/31/2016
Contribution to Empresa Brasil de Comunicação (EBC)	1,238,068	1,053,867
Telecommunications Inspection Fund (FISTEL)	1,161,061	1,095,789
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	518,474	449,988
Universal Telecommunication Services Fund (FUST)	484,649	456,977
Social Contribution Tax for Intervention in the Economic Order (CIDE)	270,612	176,557
State Value-Added Tax (ICMS)	273,264	212,652
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	134,688	128,458
Withholding Income Tax (IRRF)	45,846	73,848
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	37,965	35,570
Other taxes, charges and contributions	66,290	75,081
Total	4,230,917	3,758,787

A brief description of the main tax-related judicial deposits is as follows:

•Contribution to Empresa Brasil de Comunicação (EBC)

On behalf of its members, Sinditelebrasil (Union of Telephony, and Mobile and Personal Services) is challenging in court payment of the Contribution to Foster Public Radio Broadcasting to EBC, introduced by Law No. 11.652/2008. The Company and TData, as union members, made court deposits relating to that contribution.

•Telecommunications Inspection Fund (FISTEL)

The Company has legal proceedings involving the collection by ANATEL of the Installation Inspection Fee ("TFI") on the renewal of the validity of the license, as well as the exclusion of the calculation basis of the Installation Inspection Fee ("TFI") and Inspection and Operation Fee ("TFF") of mobile stations that do not belong to it.